RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Revenues
Power purchase and revenue agreements	$10	$4	$16	$28

Other income
Interest and other investment income	$51	$9	$64	$19
Distribution income	—	19	—	19
	$51	$28	$64	$38

Direct operating costs
Energy purchases	$(7)	$(8)	$(15)	$(17)
Energy marketing fee & other services	(5)	(7)	(9)	(13)
	$(12)	$(15)	$(24)	$(30)

Interest expense
Borrowings and distributions(1)	$(20)	$(117)	$(56)	$(247)

Other
Related party services expense	$(1)	$(2)	$(2)	$(3)

Management service costs	$(45)	$(26)	$(91)	$(49)
(1)Includes distributions for the three and six months ended June 30, 2026 on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $4 million, $14 million and nil, respectively, and $4 million, $14 million, and nil, respectively (2025: $4 million, $13 million and $66 million, respectively and $8 million, $26 million, and $161 million, respectively).

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2026	December 31, 2025
Current assets
Due from related parties
Amounts due from	Brookfield	$—	$16
	The partnership	2,427	1,590
	Equity-accounted investments and other	60	19
		$2,487	$1,625

Current liabilities
Due to related parties
Amounts due to	Brookfield	$175	$67
	The partnership	1,090	903
	Brookfield Wealth Solutions	24	24
	Equity-accounted investments and other	23	17
		$1,312	$1,011

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$6	$9
	The partnership	87	42
	Brookfield Wealth Solutions	434	434
	Equity-accounted investments and other	1	—
		$528	$485

Non-recourse borrowings	Brookfield Wealth Solutions	$213	$—